Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of exchange rates [Abstract]
Balance sheet items, except for equity accounts	6.3393	6.5518	7.0808
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.418	6.7834	6.9637